Inventories and other current intangibles (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
A liability is recorded in respect of the obligation to deliver emission allowances, and emission charges are recognised in the income statement in the period in which emissions are made.

	2018	2017
	£m	£m
Fuel stocks	78	101
Raw materials and consumables	190	191
Work in progress	—	8
Current intangible assets – emission allowances	73	103
	341	403